Investments in Associates - Schedule of Investments in Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment in Associates [Abstract]
Beginning balance	$ 2,397	$ 3,185
Investment in Seaport – deconsolidation		2,461
Gain on dilution of interest in associates	1,699	199
Equity method income (loss)	(17,928)	(8,754)
Share in gain/(loss) of associates	13,831	5,307
Ending balance	$ 0	$ 2,397